Share Capital (Details) - Schedule of stock option activities and related information - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activities and Related Information [Abstract]
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, Issued and outstanding	147,134,792	90,205,191